UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	Vanguard CMT Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2004 - February 28, 2005

Item 1:	Reports to Shareholders

Vanguard® CMT Funds

February 28, 2005

Vanguard Market Liquidity Fund
Vanguard Municipal Cash Management Fund
Vanguard Yorktown™ Liquidity Fund

2005 Total Returns		August 31, 2004- February 28, 2005
Vanguard CMT Fund	Vanguard Fund	Average Institutional Money Market Fund*	SEC 7-Day Annualized Yield**: 2/28/2005

Market Liquidity	1.0%	0.8%	2.59%
Municipal Cash Management	0.8	---	1.84
Yorktown Liquidity	1.0	---	2.64

* Derived from data provided by Lipper Inc. **The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 2/28/2005

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND
Financial Attributes
Yield	2.6%
Average Weighted Maturity	6 days
Average Quality*	Aaa
Expense Ratio	0.01%

Sector Diversification (% of portfolio)

Finance
Certificates of Deposit	21%
Commercial Paper	18
Collateralized Repurchase Agreements Total	61

Distribution by Credit Quality* (% of portfolio)

Aaa	100%

*Moody's Investors Service

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes
Yield	1.8%
Average Weighted Maturit	11 days
Average Quality	MIG-1
Expense Ratio	0.02%

Distribution by Credit Quality (% of portfolio)

MIG-1/SP-1	100%

Largest State Concentrations* (% of portfolio)

Texas	14%
North Carolina	11
Ohio	11
Florida	9
Illinois	8
Pennsylvania	7
New York	6
New Jersey	5
Maryland	5
Tennessee	5

Total	81%

* "Largest State Concentrations" figures exclude any fixed income futures contracts.

YORKTOWN LIQUIDITY FUND
Financial Attributes

Yield	2.6%
Average Weighted Maturity	1 day
Average Quality*	Aaa
Expense Ratio	0.01%

Sector Diversification (% of portfolio)

Collateralized Repurchase Agreements	100%

Distribution by Credit Quality* (% of portfolio)

Aaa	100%

*Moody's Investors Service.

GLOSSARY OF INVESTMENT TERMS

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Yield. A snapshot of a fund’s interest income. The yield is expressed as a percentage of the fund’s net asset value. For money market funds, yield is based on income earned over the past seven days and is annualized, or projected forward for the coming year.

Average Annual Total Returns for periods ended December 31, 2004 This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

		One	Five	Ten Years
CMT Fund	Inception Date	Year*	Years	Capital	Income	Total

Market Liquidity	7/19/2004	0.81%	--	--	--	--
Municipal Cash Management	7/19/2004	0.66	--	--	--	--
Yorktown Liquidity	7/19/2004	0.80	--	--	--	--

*Since Inception.

ABOUT YOUR FUND’S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual Fund Return

Market Liquidity	$1,000.00	$1,010.31	$0.10
Municipal Cash Manageme	$1,000.00	$1,008.15	$0.20
Yorktown Liquidity	$1,000.00	$1,010.24	$0.10

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Hypothetical 5% Yearly Return

Market Liquidity	$1,000.00	$1,024.69	$0.10
Municipal Cash Manageme	$1,000.00	$1,024.59	$0.20
Yorktown Liquidity	$1,000.00	$1,024.69	$0.10

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only; they do not reflect any transactional costs or account maintenance fees. If the fees were applied to your account, your costs would be higher.

Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Annualized Expense Ratios: Your Fund compared with its Peer Group
Vanguard CMT Fund	Fund Expense Ratio	Average Institutional Money Market Fund

Market Liquidity	0.01%	0.45%*
Municipal Cash Management	0.02	---
Yorktown Liquidity	0.01	---

* Peer Group Expense ratio data is derived from data provided by Lipper Inc., and captures information through year-end 2004.

February 28, 2005

STATEMENT OF NET ASSETS

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the report for further information).

Vanguard Market Liquidity Fund	Yield•	Maturity Date	Face Amount ($ 000)	Market Value• ($ 000)
COMMERCIAL PAPER (17.8%)

Bank Holding Company (0.5%)
State Street Corp.	2.545%	3/23/2005	$95,000	$94,853

Finance--Auto (1.1%)
DaimlerChrysler Rev. Auto Conduit LLC	2.536%	3/7/2005	19,000	18,992
DaimlerChrysler Rev. Auto Conduit LLC	2.535%	3/9/2005	25,000	24,986
DaimlerChrysler Rev. Auto Conduit LLC	2.535%	3/9/2005	20,000	19,989
DaimlerChrysler Rev. Auto Conduit LLC	2.535%	3/10/2005	25,500	25,484
DaimlerChrysler Rev. Auto Conduit LLC	2.535%	3/17/2005	30,199	30,165
DaimlerChrysler Rev. Auto Conduit LLC	2.566%	3/24/2005	105,674	105,501

				225,117

Finance--Other (8.3%)
Cafco, LLC	2.539%	3/11/2005 (1)	11,000	10,992
Cafco, LLC	2.558%	3/24/2005 (1)	50,000	49,919
Ciesco LLC	2.534%	3/18/2005 (1)	50,000	49,940
CRC Funding, LLC	2.529%	3/18/2005 (1)	25,000	24,970
CRC Funding, LLC	2.520%	3/21/2005 (1)	50,000	49,930
CRC Funding, LLC	2.560%	3/24/2005 (1)	100,000	99,837
General Electric Capital Corp.	2.537%	3/15/2005	100,000	99,902
General Electric Capital Corp.	2.500%	3/18/2005	325,000	324,617
GovCo Inc.	2.563%	3/11/2005 (1)	40,000	39,972
GovCo Inc.	2.560%	3/24/2005 (1)	50,000	49,919
IXIS Commercial Paper Corp.	2.527%	3/17/2005 (1)	25,000	24,972
Old Line Funding Corp.	2.496%	3/2/2005 (1)	19,816	19,815
Old Line Funding Corp.	2.533%	3/7/2005 (1)	28,564	28,552
Old Line Funding Corp.	2.535%	3/8/2005 (1)	15,813	15,805
Old Line Funding Corp.	2.536%	3/14/2005 (1)	8,520	8,512
Old Line Funding Corp.	2.536%	3/15/2005 (1)	6,026	6,020
Old Line Funding Corp.	2.535%	3/17/2005 (1)	70,084	70,005
Park Avenue Receivable Corp.	2.535%	3/3/2005 (1)	10,000	9,999
Park Avenue Receivable Corp.	2.510%	3/17/2005 (1)	27,500	27,469
Park Avenue Receivable Corp.	2.595%	3/24/2005 (1)	40,000	39,934
Preferred Receivables Funding Co.	2.535%	3/3/2005 (1)	49,103	49,096
Preferred Receivables Funding Co.	2.535%	3/18/2005 (1)	50,000	49,940
Ticonderoga Funding LLC	2.535%	3/1/2005 (1)	72,251	72,251
Ticonderoga Funding LLC	2.535%	3/3/2005 (1)	99,812	99,798
Triple A One Funding Corp.	2.535%	3/2/2005 (1)	14,965	14,964
Triple A One Funding Corp.	2.535%	3/8/2005 (1)	10,000	9,995
Triple A One Funding Corp.	2.535%	3/10/2005 (1)	10,277	10,270
Triple A One Funding Corp.	2.533%	3/11/2005 (1)	55,663	55,624
Triple A One Funding Corp.	2.535%	3/17/2005 (1)	11,862	11,849
Triple A One Funding Corp.	2.540%	3/22/2005 (1)	20,000	19,970
Variable Funding Capital Corp.	2.534%	3/11/2005 (1)	20,000	19,986
Yorktown Capital LLC	2.534%	3/7/2005 (1)	45,081	45,062
Yorktown Capital LLC	2.534%	3/11/2005 (1)	15,018	15,007
Yorktown Capital LLC	2.540%	3/15/2005 (1)	100,000	99,901

				1,624,794

Foreign Banks (6.8%)
Abbey National NA LLC	2.526%	3/7/2005	150,000	149,937
ANZ (Delaware) Inc.	2.501%	3/22/2005	50,000	49,927
CBA (Delaware) Finance Inc.	2.565%	3/23/2005	300,000	299,531
Danske Corp.	2.524%	3/2/2005	100,000	99,993
Danske Corp.	2.525%	3/3/2005	245,000	244,966
Dexia Delaware LLC	2.531%	3/7/2005	40,000	39,983
Dexia Delaware LLC	2.531%	3/9/2005	50,000	49,972
Fortis Funding LLC	2.530%	3/9/2005 (1)	15,000	14,992
HBOS Treasury Services PLC	2.531%	3/8/2005	46,000	45,977
ING (U.S.) Funding LLC	2.531%	3/7/2005	63,000	62,973
ING (U.S.) Funding LLC	2.530%	3/9/2005	37,130	37,109
ING (U.S.) Funding LLC	2.530%	3/10/2005	70,000	69,956
ING (U.S.) Funding LLC	2.531%	3/14/2005	24,000	23,978
ING (U.S.) Funding LLC	2.525%	3/18/2005	38,892	38,846
Lloyds TSB Bank PLC	2.522%	3/22/2005	100,000	99,853

				1,327,993

Foreign Government (0.8%)
Caisse d'Amortissement de la Dette	2.540%	3/24/2005	150,000	149,758

Foreign Industrial (0.3%)
Network Rail Finance PLC	2.523%	3/14/2005 (1)	42,144	42,106
Network Rail Finance PLC	2.545%	3/23/2005 (1)	25,000	24,961

				67,067

TOTAL COMMERCIAL PAPER
(Cost $3,489,582)				3,489,582

CERTIFICATES OF DEPOSIT (15.0%)

Certificates of Deposit--U.S. Banks (2.3%)
State Street Bank & Trust	2.530%	3/3/2005	54,250	54,250
State Street Bank & Trust	2.530%	3/4/2005	50,000	50,000
State Street Bank & Trust	2.530%	3/7/2005	52,000	52,000
State Street Bank & Trust	2.530%	3/8/2005	52,000	52,000
State Street Bank & Trust	2.520%	3/21/2005	145,000	145,000
Wells Fargo Bank, NA	2.530%	3/3/2005	50,000	50,000
Wells Fargo Bank, NA	2.520%	3/17/2005	35,000	35,000
Wells Fargo Bank, NA	2.530%	3/18/2005	15,000	15,000

				453,250

Yankee Certificates of Deposit--U.S. Branches (12.7%)
Bank of Montreal (Chicago Branch)	2.540%	3/2/2005	96,250	96,250
Bank of Montreal (Chicago Branch)	2.530%	3/9/2005	145,000	145,000
Bank of Nova Scotia (Portland Branch)	2.530%	3/7/2005	50,000	50,000
Bank of Nova Scotia (Portland Branch)	2.530%	3/7/2005	93,000	93,000
Bank of Nova Scotia (Portland Branch)	2.530%	3/8/2005	50,000	50,000
Bank of Nova Scotia (Portland Branch)	2.530%	3/8/2005	70,000	70,000
Bank of Nova Scotia (Portland Branch)	2.530%	3/9/2005	70,000	70,000
Barclays Bank PLC (New York Branch)	2.520%	3/21/2005	40,000	40,000
BNP Paribas (New York Branch)	2.540%	3/22/2005	200,000	200,000
Dexia Credit Local SA (New York Branch)	2.530%	3/7/2005	330,000	330,000
Fortis Bank NV-SA (New York Branch)	2.530%	3/15/2005	250,000	250,000
HSBC Bank USA (New York Branch)	2.530%	3/21/2005	96,000	96,000
HSBC Bank USA (New York Branch)	2.530%	3/22/2005	50,000	50,000
HSH Nordbank AG (New York Branch)	2.530%	3/23/2005	30,000	30,000
HSH Nordbank AG (New York Branch)	2.530%	3/23/2005	250,000	250,000
Landesbank Baden-Wuerttemberg (New York Branch)	2.540%	3/14/2005	425,000	425,000
Royal Bank of Canada (New York Branch)	2.530%	3/23/2005	199,500	199,500
Svenska Handelsbanken, AB (New York Branch)	2.530%	3/22/2005	45,000	45,000

				2,489,750

TOTAL CERTIFICATES OF DEPOSIT
(Cost $2,943,000)				2,943,000

EURODOLLAR CERTIFICATES OF DEPOSIT (5.0%)

ABN-AMRO Bank NV	2.540%	3/22/2005	200,000	200,000
Barclays Bank PLC	2.540%	3/11/2005	20,000	20,000
Barclays Bank PLC	2.510%	3/22/2005	375,000	375,000
Deutsche Bank	2.535%	3/11/2005	265,000	265,000
ING Bank NV	2.540%	3/4/2005	125,000	125,000

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
(Cost $985,000)				985,000

U.S. AGENCY OBLIGATION (0.7%)

Federal Home Loan Mortgage Corp.*
(Cost $140,000)	2.510%	3/1/2005	140,000	140,000

REPURCHASE AGREEMENTS (61.5%)

Bank of America Securities, LLC
(Dated 2/28/2005, Repurchase Value $1,230,090,000,
collateralized by U.S. Treasury Bill, 4/28/2005,
Farm Credit Administration
Discount Notes, 3/21/2005-8/31/2005,
Federal Home Loan Bank
Discount Notes, 3/16/2005-5/27/2005,
Federal Home Loan Bank,
4.875%, 2/15/2007,
Federal Home Loan Mortgage Corp.
Discount Notes, 3/31/2005-12/30/2005,
Federal Home Loan Mortgage Corp.,
6.250%, 7/15/2032,
Federal National Mortgage Assn
Discount Notes, 6/8/2005-10/14/2005,
and Federal National Mortgage Assn.,
3.625%, 3/15/2007)	2.630%	3/1/2005	1,230,000	1,230,000

Barclays Capital, Inc.
(Dated 2/28/2005, Repurchase Value $1,415,104,000,
collateralized by Federal Farm Credit Bank,
3.750%, 1/15/2009,
Federal Home Loan Bank
Discount Notes, 4/1/2005-4/20/2005,
Federal Home Loan Bank,
2.125%-5.125%, 9/20/2005-9/16/2013,
Federal Home Loan Mortgage Corp.
Discount Notes, 3/15/2005-8/23/2005,
Federal Home Loan Mortgage Corp.,
2.375%-5.250%, 1/15/2006-2/16/2010,
Federal National Mortgage Assn
Discount Notes, 3/1/2005-8/17/2005,
and Federal National Mortgage Assn.,
3.550%-6.375%, 6/15/2005-10/15/2014)	2.640%	3/1/2005	1,415,000	1,415,000

Credit Suisse First Boston LLC
(Dated 2/28/2005, Repurchase Value $1,000,073,000,
collateralized by Federal Home Loan Bank
Discount Notes, 3/2/2005-5/27/2005,
Federal Home Loan Mortgage Corp.
Discount Notes, 3/1/2005-11/29/2019,
and Federal National Mortgage Assn
Discount Notes, 3/1/2005-6/1/2017)	2.630%	3/1/2005	1,000,000	1,000,000

Goldman Sachs & Co.
(Dated 2/28/2005, Repurchase Value $575,041,000,
collateralized by U.S. Treasury Inflation-adjusted
Notes, 2.375%-3.625%, 1/15/2025-4/15/2032,
U.S. Treasury Bills, 4/21/2005-5/19/2005,
U.S. Treasury Notes,
2.750%-6.750%, 5/15/2005-2/15/2014,
and U.S. Treasury Bonds,
8.750%-9.875%, 11/15/2015-8/15/2020)	2.580%	3/1/2005	575,000	575,000

Goldman Sachs & Co.
(Dated 2/28/2005, Repurchase Value $445,032,000,
collateralized by U.S. Treasury Inflation-adjusted
Notes, 2.375%-3.625%, 1/15/2025-4/15/2032,
U.S. Treasury Bills, 4/21/2005-5/19/2005,
U.S. Treasury Notes,
2.750%-6.750%, 5/15/2005-2/15/2014,
and U.S. Treasury Bonds,
8.750%-9.875%, 11/15/2015-8/15/2020)	2.620%	3/1/2005	445,000	445,000

JPMorgan Securities Inc.
(Dated 2/28/2005, Repurchase Value $2,507,806,000,
collateralized by Federal Home Loan Bank
Discount Notes, 3/1/2005-8/12/2005,
Federal Home Loan Mortgage Corp.
Discount Notes, 3/1/2005-1/10/2006,
and Federal National Mortgage Assn
Discount Notes, 3/1/2005-6/1/2017)	2.640%	3/1/2005	2,507,622	2,507,622

Morgan Stanley & Co. Inc.
(Dated 2/28/2005, Repurchase Value $1,500,109,000,
collateralized by Federal Home Loan Bank,
1.625%-7.625%, 4/15/2005-2/18/2015,
and Federal National Mortgage Assn.,
4.625%-6.250%, 5/2/2006-5/1/2013)	2.620%	3/1/2005	1,500,000	1,500,000

Societe Generale Group
(Dated 2/28/2005, Repurchase Value $100,007,000,
collateralized by U.S. Treasury Bill, 5/26/2005,
U.S. Treasury Note,
2.375%, 8/31/2006,
and U.S. Treasury Bond,
8.000%, 11/15/2021)	2.530%	3/1/2005	100,000	100,000

Societe Generale Group
(Dated 2/28/2005, Repurchase Value $300,022,000,
collateralized by U.S. Treasury Bill, 8/25/2005,
U.S. Treasury Notes,
2.250%-6.625%, 4/30/2006-2/15/2008,
U.S. Treasury Bond,
12.000%, 8/15/2013,
Federal Home Loan Bank,
2.125%-4.000%, 5/15/2006-5/15/2008,
Federal National Mortgage Assn.,
6.125%-7.000%, 7/15/2005-3/15/2012,
and Government National Mortgage Assn.,
5.500%, 12/15/2034)	2.630%	3/1/2005	300,000	300,000

UBS Securities LLC Warburg Dillon Read
(Dated 2/28/2005, Repurchase Value $3,000,220,000,
collateralized by Federal Home Loan Bank
Discount Notes, 3/2/2005-9/9/2005,
Federal Home Loan Mortgage Corp.
Discount Notes, 3/1/2005-12/29/2034,
Federal National Mortgage Assn
Discount Notes, 3/1/2005-6/1/2017)
and Federal National Mortgage Assn.,
10.500%, 3/1/2014)	2.640%	3/1/2005	3,000,000	3,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,072,622)				12,072,622

TOTAL INVESTMENTS (100.0%)
(Cost $19,630,204)				19,630,204

OTHER ASSETS AND LIABILITIES

Other Assets				7,987
Liabilities				(21)

				7,966

NET ASSETS (100%)

Applicable to 19,638,168,674 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				$19,638,170

NET ASSET VALUE PER SHARE				$1.00

  •See Note A in Notes to Financial Statements.
••Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
  *The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
(1)Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2005, the value of these securities was $1,282,334,000, representing 6.5% of net assets.

	Amount (000)	Per Share
AT FEBRUARY 28, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$19,638,169	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Gains	1	-

NET ASSETS	$19,638,170	$1.00

STATEMENT OF OPERATIONS

Vanguard Market Liquidity Fund Six Months Ended February 28, 2005 (000)

INVESTMENT INCOME
Income
Interest	$189,781

Total Income	189,781

Expenses
Management and Administrative	917

Total Expenses	917

NET INVESTMENT INCOME	188,864

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	1

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$188,865

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Vanguard Market Liquidity Fund
	Six Months Ended February 28, 2005 (000)	July 19, 2004* to August 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$188,864	$30,338
Realized Net Gain (Loss)	1	-
Unrealized Appreciation (Depreciation)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	188,865	30,338

Distributions
Net Investment Income	(188,864)	(30,338)
Realized Capital Gain	-	-

Total Distributions	(188,864)	(30,338)

Capital Share Transactions (at $1.00)
Issued	73,640,859	33,345,011
Issued in Lieu of Cash Distributions	188,864	30,338
Redeemed	(75,058,464)	(12,508,539)

Net Increase (Decrease) from Capital Share Transactions	(1,228,741)	20,866,810

Total Increase (Decrease)	(1,228,740)	20,866,810

Net Assets
Beginning of Period	20,866,910	100

End of Period	$19,638,170	$20,866,910

*Commencement of operations. See Note C.

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

	Vanguard Market Liquidity Fund
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2005	July 19, 2004* to August 31, 2004

Net Asset Value, Beginning of Period	$1.00	$1.00

Investment Operations
Net Investment Income	.010	.002
Net Realized and Unrealized Gain (Loss) on Investments	-	-

Total from Investment Operations	.010	.002

Distributions
Dividends from Net Investment Income	(.010)	(.002)
Distributions from Realized Capital Gains	-	-

Total Distributions	(.010)	(.002)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.03%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,638	$20,867
Ratio of Total Expenses to Average Net Assets	0.01%**	0.01%
Ratio of Net Investment Income to Average Net Assets	2.06%**	1.44%

*Commencement of operations. See Note C. **Annualized.

See accompanying Notes, which are an integral part of the financial statements.

February 28, 2005

STATEMENT OF NET ASSETS

Municipal Cash Management Fund	Coupon	Maturity Date	Face Amount ($ 000)	Market Value• ($ 000)

Alaska (0.1%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	1.810%	3/1/2005	$400	$400

California (4.4%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	1.870%	3/7/2005 LOC	7,500	7,500
California Educ. Fac. Auth. Rev. (Pepperdine Univ.) VRDO	1.840%	3/7/2005	4,695	4,695
California Health Fac. Finance Auth. Rev. (Memorial Health Services) VRDO	1.850%	3/7/2005	14,320	14,320
California State Dept. of Water Resources Power Supply Rev. VRDO	1.810%	3/7/2005 LOC	1,600	1,600

				28,115

Colorado (2.8%)
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	1.870%	3/7/2005 LOC	17,475	17,475

Delaware (0.6%)
Univ. of Delaware Rev. VRDO	1.870%	3/7/2005	3,900	3,900

District of Columbia (1.6%)
District of Columbia (Smithsonian Institute) VRDO	1.850%	3/7/2005	10,000	10,000

Florida (9.2%)
Florida Dept. of Transp. TOB VRDO	1.890%	3/7/2005 (6)	250	250
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	1.830%	3/1/2005 LOC	19,570	19,570
Orlando &Orange County FL Expressway Auth. VRDO	1.830%	3/7/2005 (4)	3,200	3,200
Orlando & Orange County FL Expressway Auth. VRDO	1.830%	3/7/2005 (4)	3,650	3,650
Orlando & Orange County FL Expressway Auth. VRDO	1.900%	3/7/2005 (2)	14,945	14,945
Orlando FL Util. Comm. Water & Electric Rev. VRDO	1.860%	3/7/2005	4,200	4,200
Palm Beach County FL School Board COP	1.970%	5/19/2005 LOC	10,000	10,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.870%	3/7/2005 (2)	1,900	1,900
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	1.890%	3/7/2005 (2)	400	400

				58,115

Georgia (4.1%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assn.) VRDO	1.830%	3/1/2005 LOC	1,500	1,500
Atlanta GA Airport General Rev. VRDO	1.860%	3/7/2005 (1)	16,710	16,710
Atlanta GA Water & Wastewater Rev. VRDO	1.800%	3/1/2005 (4)	3,000	3,000
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	1.870%	3/7/2005 LOC	5,000	5,000

				26,210

Illinois (8.5%)
Chicago IL Water Rev. VRDO	1.860%	3/7/2005 (1)	400	400
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	1.890%	3/7/2005 LOC	4,700	4,700
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO	1.800%	3/1/2005	5,000	5,000
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	1.850%	3/7/2005	10,000	10,000
Illinois GO	3.000%	6/3/2005	10,000	10,024
Illinois GO VRDO	1.890%	3/7/2005	11,500	11,500
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO	1.860%	3/7/2005 (2)	2,580	2,580
Schaumburg IL GO VRDO	1.870%	3/7/2005	250	250
Schaumburg IL GO VRDO	1.870%	3/7/2005	3,000	3,000
Univ. of Illinois (Util. Infrastructure Project) COP VRDO	1.850%	3/7/2005	6,200	6,200

				53,654

Kentucky (0.1%)
Kentucky Asset/Liability Comm. General Fund Rev. TRAN	3.000%	6/29/2005	500	502

Maryland (5.2%)
Montgomery County MD - Consolidated Public Improvement CP	2.050%	5/16/2005	7,800	7,800
Univ. of Maryland System Auxiliary Fac. & Tuition Rev. TOB VRDO	1.880%	3/7/2005 (6)	25,100	25,100

				32,900

Massachusetts (1.5%)
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	1.850%	3/7/2005	3,260	3,260
Massachusetts GO CP	1.920%	3/15/2005	5,000	5,000
Massachusetts GO VRDO	1.840%	3/7/2005	600	600
Massachusetts Special Obligation Dedicated Tax Rev. TOB VRDO	1.900%	3/7/2005 (3)(6)	395	395
Massachusetts Water Resources Auth. Rev. VRDO	1.830%	3/7/2005 (3)	250	250
Pembroke MA BAN	3.000%	8/4/2005	200	201

				9,706

Michigan (3.2%)
Michigan Building Auth. CP	1.950%	4/27/2005 LOC	525	525
Michigan Building Auth. Rev. VRDO	1.860%	3/7/2005	5,000	5,000
Michigan Housing Dev. Auth. Rev. VRDO	1.850%	3/7/2005 (1)	1,000	1,000
Michigan State Univ. Board of Trustees VRDO	1.870%	3/7/2005	7,600	7,600
Univ. of Michigan Hosp. Rev. VRDO	1.830%	3/1/2005	2,320	2,320
Univ. of Michigan Hosp. Rev. VRDO	1.860%	3/7/2005	3,700	3,700

				20,145

Mississippi (0.8%)
Mississippi GO VRDO	1.900%	3/7/2005	5,000	5,000

Missouri (0.5%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.790%	3/1/2005	1,500	1,500
Curators of the Univ. of Missouri System Fac. Rev. VRDO	1.790%	3/1/2005	1,915	1,915

				3,415

New Jersey (5.3%)
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	1.880%	3/7/2005 (1)(6)	5,000	5,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	1.890%	3/7/2005 (2)(6)	5,000	5,000
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	1.780%	3/1/2005 (2)	10,050	10,050
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.890%	3/7/2005 (2)(6)	5,000	5,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	1.890%	3/7/2005 (1)(6)	8,495	8,495

				33,545

New York (5.9%)
Long Island NY Power Auth. Electric System Rev. VRDO	1.830%	3/7/2005 LOC	300	300
Long Island NY Power Auth. Electric System Rev. VRDO	1.830%	3/7/2005 (1)	4,000	4,000
Metro. New York Transp. Auth. Rev. TOB VRDO	1.890%	3/7/2005 (3)(6)	6,000	6,000
New York City NY GO VRDO	1.770%	3/1/2005 LOC	6,600	6,600
New York City NY Transitional Finance Auth. Rev. TOB VRDO	1.890%	3/7/2005 (6)	5,995	5,995
New York City NY Transitional Finance Auth. Rev. VRDO	1.820%	3/1/2005	9,260	9,260
New York City NY Transitional Finance Auth. Rev. VRDO	1.830%	3/7/2005	400	400
New York State Power Auth. Rev. VRDO	1.830%	3/7/2005	100	100
Tompkins County NY IDA Civic Fac. (Cornell Univ.) VRDO	1.820%	3/7/2005	5,000	5,000

				37,655

North Carolina (11.8%)
Charlotte NC Water & Sewer System Rev. VRDO	1.840%	3/7/2005	14,000	14,000
Charlotte NC Water &Sewer System Rev. VRDO	1.880%	3/7/2005	600	600
Mecklenburg County NC GO PUT	1.840%	3/7/2005	14,000	14,000
Mecklenburg County NC GO VRDO	1.900%	3/7/2005	400	400
North Carolina GO TOB VRDO	1.890%	3/7/2005 (6)	5,000	5,000
North Carolina Medical Care Comm. Hosp. (Moses Cone Health System) VRDO	1.840%	3/7/2005	12,500	12,500
Raleigh NC Downtown Improvement Project COP VRDO	1.850%	3/7/2005	14,000	14,000
Union County NC GO VRDO	1.840%	3/7/2005	14,000	14,000

				74,500

Ohio (11.2%)
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO	1.860%	3/7/2005 LOC	1,000	1,000
Hamilton OH Electric System Rev. VRDO	1.860%	3/7/2005 (4)	1,840	1,840
Kent State Univ. Ohio VRDO	1.890%	3/7/2005 (1)	600	600
Ohio GO VRDO	1.860%	3/7/2005	400	400
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	2.000%	4/12/2005	13,000	13,000
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) VRDO	1.830%	3/1/2005	2,150	2,150
Ohio Higher Educ. Fac. Comm. Rev. (Marietta College) VRDO	1.880%	3/7/2005 LOC	500	500
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	1.790%	3/1/2005	1,500	1,500
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	1.830%	3/7/2005 (1)	8,100	8,100
Univ. of Akron OH General Receipts Rev. VRDO	1.860%	3/7/2005 (3)	24,100	24,100
Univ. of Cincinnati OH General Receipts VRDO	1.860%	3/7/2005 (2)	7,800	7,800
Univ. of Toledo OH General Receipts VRDO	1.800%	3/1/2005 (3)	10,000	10,000

				70,990

Pennsylvania (7.7%)
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.790%	3/1/2005	4,250	4,250
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	1.800%	3/1/2005	4,000	4,000
Northeastern PA Hosp. & Educ. Auth. Rev. (Wilkes Univ.) VRDO	1.850%	3/7/2005 LOC	1,300	1,300
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.790%	3/1/2005	7,500	7,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	1.790%	3/1/2005	3,400	3,400
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	1.860%	3/7/2005 (1)	5,525	5,525
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	1.800%	3/1/2005	4,000	4,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.900%	3/7/2005 (2)	3,000	3,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	1.900%	3/7/2005 (2)	15,800	15,800

				48,775

South Carolina (0.1%)
South Carolina Transp. Infrastructure Rev. TOB VRDO	1.900%	3/7/2005 (2)(6)	400	400

Tennessee (4.8%)
Metro. Govt. of Nashville & Davidson County TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO	1.810%	3/1/2005	20,900	20,900
Shelby County TN GO VRDO	1.850%	3/7/2005	8,705	8,705
Sumner County TN Capital Outlay VRDO	1.860%	3/7/2005 LOC	1,000	1,000

				30,605

Texas (14.2%)
Cypress-Fairbanks TX Independent School Dist. Unlimited Tax Schoolhouse TOB VRDO	1.910%	3/7/2005 (6)	400	400
El Paso TX Independent School Dist. School Building GO VRDO	1.870%	3/7/2005	12,100	12,100
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	1.800%	3/1/2005 (Prere.)	21,080	21,080
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	1.800%	3/1/2005	19,800	19,800
Houston TX Util. System Rev. TOB VRDO	1.900%	3/7/2005 (4)(6)	400	400
Mesquite TX Independent School Dist. School Building TOB VRDO	1.900%	3/7/2005 (6)	900	900
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	1.890%	3/7/2005	13,000	13,000
Texas TRAN	3.000%	8/31/2005	5,355	5,379
Texas Turnpike Auth. Central Texas Turnpike System Rev. VRDO	1.840%	3/7/2005 (2)	6,400	6,400
Univ. of Texas Permanent Univ. Fund Rev. VRDO	1.860%	3/7/2005	3,955	3,955
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO	1.890%	3/7/2005 (5)	6,785	6,785

				90,199

Washington (0.1%)
Washington GO TOB VRDO	1.900%	3/7/2005 (6)	500	500

Wisconsin (0.1%)
Univ. of Wisconsin Hosp. & Clinics Auth. Rev. (Univ. of Wisconsin Hosp.) VRDO	1.860%	3/7/2005 (1)	700	700

TOTAL MUNICIPAL BONDS
(Cost $657,406)				657,406

OTHER ASSETS AND LIABILITIES (-3.8%)

Other Assets				1,174
Payables for Investment Securities Purchased				(24,969)
Other Liabilities				(1)

				(23,796)

NET ASSETS (100%)

Applicable to 633,609,542 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				$633,610

NET ASSET VALUE PER SHARE				$1.00

 •See Note A in Notes to Financial Statements.
(1)Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
(2)Scheduled principal and interest payments are guaranteed by American Municipal Bond Assurance Corporation.
(3)Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Company.
(4)Scheduled principal and interest payments are guaranteed by Financial Security Assurance.
(5)Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
(6)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the aggregate value of these securities was $68,835,000, representing 10.9% of net assets.
LOC-Scheduled principal and interest payments are guaranteed by bank letter of credit.
BAN-Bond Anticipation Note.
CP-Commercial Paper.
GO-General Obligation Bond.
TOB-Tender Option Bond.
TRAN-Tax Revenue Anticipation Note.
VRDO-Variable Rate Demand Obligation.

AT FEBRUARY 28, 2005, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share

Paid-in Capital	$633,610	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Gains	-	-

NET ASSETS	$633,610	$1.00

STATEMENT OF OPERATIONS

Vanguard Municipal Cash Management Fund Six Months Ended February 28, 2005 (000)

INVESTMENT INCOME
Income
Interest	$822

Total Income	822

Expenses
Management and Administrative	9

Total Expenses	9

NET INVESTMENT INCOME	813

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	-

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$813

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Vanguard Municipal Cash Management Fund
	Six Months Ended February 28, 2005 (000)	July 19, 2004* to August 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$813	$14
Realized Net Gain (Loss)	-	-
Unrealized Appreciation (Depreciation)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	813	14

Distributions
Net Investment Income	(813)	(14)
Realized Capital Gain	-	-

Total Distributions	(813)	(14)

Capital Share Transactions (at $1.00)
Issued	621,978	10,805
Issued in Lieu of Cash Distributions	813	14
Redeemed	-	-

Net Increase (Decrease) from Capital Share Transactions	622,791	10,819

Total Increase (Decrease)	622,791	10,819

Net Assets
Beginning of Period	10,819	-

End of Period	$633,610	$10,819

*Commencement of operations.

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

	Vanguard Municipal Cash Management Fund
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2005	July 19, 2004* to August 31, 2004

Net Asset Value, Beginning of Period	$1.00	$1.00

Investment Operations
Net Investment Income	.008	.001
Net Realized and Unrealized Gain (Loss) on Investments	-	-

Total from Investment Operations	.008	.001

Distributions
Dividends from Net Investment Income	(.008)	(.001)
Distributions from Realized Capital Gains	-	-

Total Distributions	(.008)	(.001)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	0.81%	0.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$634	$11
Ratio of Total Expenses to Average Net Assets	0.02%**	0.02%**
Ratio of Net Investment Income to Average Net Assets	1.82%**	1.13%**

*Commencement of operations. **Annualized.

See accompanying Notes, which are an integral part of the financial statements.

February 28, 2005

STATEMENT OF NET ASSETS

Vanguard Yorktown Liquidity Fund	Coupon	Maturity Date	Face Amount ($ 000)	Market Value• ($ 000)
REPURCHASE AGREEMENTS (100.0%)

Bank of America Securities, LLC
(Dated 2/28/2005, Repurchase Value $29,002,000,
collateralized by Federal National Mortgage Assn
Discount Note, 7/20/2005)	2.630%	3/1/2005	$29,000	$29,000

Barclay's Capital, Inc.
(Dated 2/28/2005, Repurchase Value $32,002,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 10/24/2005)	2.640%	3/1/2005	32,000	32,000

Deutsche Bank Securities Inc.
(Dated 2/28/2005, Repurchase Value $32,002,000,
collateralized by Federal Home Loan Bank,
3.250%, 8/15/2005)	2.620%	3/1/2005	32,000	32,000

Goldman Sachs & Co.
(Dated 2/28/2005, Repurchase Value $32,002,000,
collateralized by U.S. Treasury Bonds,
6.875%-8.000%, 11/15/2021-8/15/2025)	2.620%	3/1/2005	32,000	32,000

Societe Generale Group
(Dated 2/28/2005, Repurchase Value $77,875,000,
collateralized by U.S. Treasury Note,
2.375%, 8/31/2006,
Federal Home Loan Mortgage Corp.,
4.500%-6.875%, 9/15/2010-1/15/2014,
and Federal National Mortgage Assn.,
4.625%-6.250%, 2/1/2011-5/1/2013)	2.590%	3/1/2005	77,869	77,869

TOTAL REPURCHASE AGREEMENTS
(Cost $202,869)				202,869

OTHER ASSETS AND LIABILITIES

Other Assets				15
Liabilities				-

				15

NET ASSETS (100%)

Applicable to 202,884,216 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				$202,884

NET ASSET VALUE PER SHARE				$1.00

•See Note A in Notes to Financial Statements.

AT FEBRUARY 28, 2005, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share

Paid-in Capital	$202,884	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Gains	-	-

NET ASSETS	$202,884	$1.00

STATEMENT OF OPERATIONS

Vanguard Yorktown Liquidity Fund Six Months Ended February 28, 2005 (000)

INVESTMENT INCOME
Income
Interest	$4,255

Total Income	4,255

Expenses
Management and Administrative	23

Total Expenses	23

NET INVESTMENT INCOME	4,232

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	-

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,232

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Vanguard Yorktown Liquidity Fund
	Six Months Ended February 28, 2005 (000)	July 19, 2004* to August 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$4,232	$2,514
Realized Net Gain (Loss)	-	-
Unrealized Appreciation (Depreciation)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	4,232	2,514

Distributions
Net Investment Income	(4,232)	(2,514)
Realized Capital Gain	-	-

Total Distributions	(4,232)	(2,514)

Capital Share Transactions (at $1.00)
Issued	2,189,165	3,089,303
Issued in Lieu of Cash Distributions	4,232	2,514
Redeemed	(3,696,191)	(1,386,139)

Net Increase (Decrease) from Capital Share Transactions	(1,502,794)	1,705,678

Total Increase (Decrease)	(1,502,794)	1,705,678

Net Assets
Beginning of Period	1,705,678	-

End of Period	$202,884	$1,705,678

*Commencement of operations.

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

	Vanguard Yorktown Liquidity Fund
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2005	July 19, 2004* to August 31, 2004

Net Asset Value, Beginning of Period	$1.00	$1.00

Investment Operations
Net Investment Income	.010	.002
Net Realized and Unrealized Gain (Loss) on Investments	-	-

Total from Investment Operations	.010	.002

Distributions
Dividends from Net Investment Income	(.010)	(.002)
Distributions from Realized Capital Gains	-	-

Total Distributions	(.010)	(.002)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	1.02%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$203	$1,706
Ratio of Total Expenses to Average Net Assets	0.01%**	0.01%**
Ratio of Net Investment Income to Average Net Assets	1.84%**	1.45%**

*Commencement of operations. **Annualized

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard CMT Funds comprise the Market Liquidity Fund, Municipal Cash Management Fund and Yorktown Liquidity Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The funds have been established by Vanguard as cash management vehicles solely available for investments by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.

The Market Liquidity Fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The Municipal Cash Management Fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The Yorktown Liquidity Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, as well as in repurchase agreements collateralized by such securities.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities.

B.      The Vanguard Group provides investment advisory, corporate management and administrative services and pays for all other operating expenses, except for taxes, at cost. The funds’ trustees and officers are also directors and officers of Vanguard.

C.      The funds were organized on November 14, 2003, and their operations up to July 19, 2004, were limited to the issuance of 100,000 capital shares in the Market Liquidity Fund, at $1.00, to the Vanguard Group.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting);
Successor Trustee of Yale University; Overseer of the Stern School of
Business at New York University; Trustee of the Whitehead Institute
for Biomedical Research.

Rajiv L. Gupta (1945) December 2001†	Trustee (132)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the
Executive Committee of Johnson & Johnson (pharmaceuticals/
consumer products); Director of the University Medical Center at
Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton
University; Director of Vanguard Investment Series plc (Irish invest-
ment fund) (since November 2001), Vanguard Group (Ireland)
Limited (investment management) (since November 2001),
BKF Capital (investment
management), The Jeffrey Co. (holding company), and CareGain, Inc.
(health care management).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business
School (since 2000); Senior Associate Dean, Director of Faculty
Recruiting, and Chair of Finance Faculty, Harvard Business School;
Director and Chairman of UNX, Inc. (equities trading firm) (since 2003);
Director of registered investment companies advised by Merrill Lynch
Investment Managers and affiliates (1985–2004), Genbel Securities
Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam Investment Management (1999–2001),
Sanlam, Ltd. (South African insurance company) (2001–2003),
Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com
(investment research) (1999–2001); and Trustee of Commonfund
(investment management) (1989–2001).

Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of
Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco
Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
† December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.
More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM

Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.
John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

The Vanguard Group®
Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Yorktown, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the telephone numbers listed below or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor Account Services
800-662-2739

Institutional Investor Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

042005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant‘s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. See File Number 002-14336, filed on December 20, 2004.
Incorporated by Reference.